UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22980

 NAME OF REGISTRANT:                     Angel Oak Funds Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 3344 Peachtree Road NE, Suite
                                         1725
                                         Atlanta, GA 30326

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Dory Black, c/o Angel Oak
                                         Capital Advisors, LLC
                                         3344 Peachtree Road NE, Suite
                                         1725
                                         Atlanta, GA 30326

 REGISTRANT'S TELEPHONE NUMBER:          404-953-4900

 DATE OF FISCAL YEAR END:                01/31

 DATE OF REPORTING PERIOD:               07/01/2018 - 06/30/2019


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

Angel Oak Financials Income Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


Angel Oak High Yield Opportunities Fund
--------------------------------------------------------------------------------------------------------------------------
 CENVEO, INC., ET AL.                                                                        Agenda Number:  934849235
--------------------------------------------------------------------------------------------------------------------------
        Security:  15671BAK7
    Meeting Type:  Consent
    Meeting Date:  13-Jul-2018
          Ticker:
            ISIN:  US15671BAK70
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     VOTE ON PLAN. (FOR = ACCEPT, AGAINST =                    Mgmt          No vote
       REJECT, ABSTAIN IS NOT COUNTED)

2.     OPT OUT OF THE THIRD PARTY RELEASE. (FOR =                Mgmt          No vote
       OPT OUT, AGAINST OR ABSTAIN = DO NOT OPT
       OUT)



Angel Oak Multi-Strategy Income Fund
--------------------------------------------------------------------------------------------------------------------------
 ANGEL OAK FUNDS TRUST                                                                       Agenda Number:  934913624
--------------------------------------------------------------------------------------------------------------------------
        Security:  03463K208
    Meeting Type:  Special
    Meeting Date:  08-Feb-2019
          Ticker:  ANFIX
            ISIN:  US03463K2087
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

2a.    DIRECTOR
       Andrea N. Mullins                                         Mgmt          For                            For
       James E. Stueve                                           Mgmt          For                            For
       Samuel R. Dunlap, III                                     Mgmt          For                            For
       Sreeniwas V. Prabhu                                       Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ANGEL OAK FUNDS TRUST                                                                       Agenda Number:  934913624
--------------------------------------------------------------------------------------------------------------------------
        Security:  03463K885
    Meeting Type:  Special
    Meeting Date:  08-Feb-2019
          Ticker:  ANHIX
            ISIN:  US03463K8852
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

2a.    DIRECTOR
       Andrea N. Mullins                                         Mgmt          For                            For
       James E. Stueve                                           Mgmt          For                            For
       Samuel R. Dunlap, III                                     Mgmt          For                            For
       Sreeniwas V. Prabhu                                       Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ANGEL OAK FUNDS TRUST                                                                       Agenda Number:  934913624
--------------------------------------------------------------------------------------------------------------------------
        Security:  03463K828
    Meeting Type:  Special
    Meeting Date:  08-Feb-2019
          Ticker:  AOUIX
            ISIN:  US03463K8282
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

2a.    DIRECTOR
       Andrea N. Mullins                                         Mgmt          For                            For
       James E. Stueve                                           Mgmt          For                            For
       Samuel R. Dunlap, III                                     Mgmt          For                            For
       Sreeniwas V. Prabhu                                       Mgmt          For                            For



Angel Oak UltraShort Income Fund
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Angel Oak Funds Trust
By (Signature)       /s/ Dory Black
Name                 Dory Black
Title                Principal Executive Officer
Date                 08/14/2019